Income Taxes - Geographical Distribution of Income (Loss) before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
United States	$ (11,807,891)	$ (11,908,546)
Foreign	(235,623)	0
Loss before provision for income tax	$ (12,043,514)	$ (11,908,546)